Common Stock - Additional Information (Detail) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, authorized	11,947,558	11,947,558	11,947,558
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued	2,637,120	2,634,246	2,525,771
Common stock, outstanding	2,637,120	2,634,246	2,525,771
Unrestricted Common Stock [Member]
Class of Stock [Line Items]
Common stock, outstanding	2,615,555	2,598,752